Taxation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ifrs Statements [LineItems]
Applicable tax rate					12.50%
Defence Contribution Rate			30.00%		30.00%
Defence Contribution Rate for Dividends Received from Abroad			17.00%		17.00%
Income Tax Expense Continuing Operations Flow Research S.L							$ 18,000
Interest income	$ 235,000		$ 334,000	$ 0	$ 0	$ 7,000	12,000
Income tax expense	$ 1,252,000	$ 325,000	2,025,000	$ 524,000	1,127,000	862,000	7,000
Nexters Global
Ifrs Statements [LineItems]
Income tax expense			$ 2,015,000		1,016,000	$ 844,000
Nexters Online LLC
Ifrs Statements [LineItems]
Income tax expense					56,000
Nexters Studio LLC
Ifrs Statements [LineItems]
Income tax expense					$ 55,000
Flow Research S.L.
Ifrs Statements [LineItems]
Income Tax Expense Continuing Operations Flow Research S.L							$ 7,000
Cyprus Companies
Ifrs Statements [LineItems]
Applicable tax rate			12.50%